Share-Based Compensation - Summary of Share Units (Restricted Share Units) (Parenthetical) (Detail) - Restricted share units [member] - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other Long Term Liabilities [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share based transaction	$ 1	$ 1
Current Liabilities [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share based transaction	$ 3	$ 4